Equity Incentive Plans & Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Plan Activity
Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2019	4,846	$1.51	8.1
Granted	20,923	$0.25
Exercised	(55)	$0.98
Forfeited or expired	(4,243)	$0.67
Outstanding as of December 31, 2020	21,471	$0.33	9.3
Options vested and expected to vest as of December 31, 2020	21,471	$0.33
Vested and exercisable as of December 31, 2020	2,697	$0.94

Outstanding as of December 31, 2020	21,471	$0.33	9.3
Granted	1,023	$6.69
Exercised	(269)	$1.35
Forfeited or expired	(1,034)	$1.09
Outstanding as of December 31, 2021	21,191	$0.58	8.2
Options vested and expected to vest as of December 31, 2021	21,191	$0.58
Vested and exercisable as of December 31, 2021	9,361	$0.56

Weighted-Average Assumptions Used
The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	December 31,
	2021	2020
Expected volatility	59%	60%
Risk-free interest rate	0.9% - 1.0%	0.4% - 0.5%
Dividend yield	—%	—%
Expected term (in years)	5.72	6.04
Discount for Lack of Marketability	9.2%	28.5%

Schedule of Outstanding and Expected to Vest RSUs
The following table summarizes outstanding and expected to vest RSUs as of December 31, 2021 and their activity during the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
	(In thousands)	(Per Share Data)	(In thousands)
Balance as of December 31, 2020	—	$—	$—
Granted	4,041	7.26	29,476
Released	—	—	—
Cancelled	—	—	—
Balance as of December 31, 2021	4,041	$7.26	$29,476
Expected to vest as of December 31, 2021	4,041	$7.26	$31,563

Schedule of Stock-Based Compensation Expense
The following sets forth the total stock-based compensation expense by type of award included in the statements of operations:

	December 31,
	2021	2020
	(In thousands)
Restricted stock units	$355	$—
Stock options	2,453	1,455
Earnout shares - employees	1,560	—
	$4,368	$1,455
The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	December 31,
	2021	2020
	(In thousands)
Research and development	$1,851	$728
Selling and marketing	816	373
General and administrative	1,701	354
	$4,368	$1,455